Note C - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
Note C – Inventories

Inventories are stated at the lower of cost or market.  Replacement cost approximates current cost and the excess over LIFO cost is approximately $53.2 million and $50.7 million at December 31, 2012 and 2011, respectively. Allowances for excess and obsolete inventory totaled $3.3 million and $3.0 million at December 31, 2012 and 2011, respectively.